Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

		2017	2016
	Footnote	$m	$m
Goodwill		13,588	12,330
Present value of in-force long-term insurance business		6,610	6,502
Other intangible assets	1	3,255	2,514
At 31 Dec		23,453	21,346

1	Included within other intangible assets is internally generated software with a net carrying value of $2,641m (2016: $1,982m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2017	2016
	$m	$m
Gross amount
At 1 Jan	21,445	22,187
Exchange differences	1,490	(562)
Reclassified to held for sale	—	(183)
Other	(33)	3
At 31 Dec	22,902	21,445
Accumulated impairment losses
At 1 Jan	(9,115)	(5,893)
Impairment losses	—	(3,240)
Exchange differences	(327)	—
Other	128	18
At 31 Dec	(9,314)	(9,115)
Net carrying amount at 31 Dec	13,588	12,330

Movements in PVIF
		2017	2016
	Footnotes	$m	$m
PVIF at 1 Jan		6,502	5,685
Change in PVIF of long-term insurance business		24	902
– value of new business written during the year		919	900
– expected return	1	(599)	(532)
– assumption changes and experience variances (see below)		(280)	513
– other adjustments		(16)	21
Transfer of assets classified as held for sale	2	—	(45)
Exchange differences and other		84	(40)
PVIF at 31 Dec		6,610	6,502

1	‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.

2	Relates to the Brazilian insurance operations which were classified as held for sale in 2015.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation
		Goodwill at 1 Jul 2017	Discount rate	Nominal growth rate beyond initial cash flow projections	Goodwill at 1 Jul 2016	Discount rate	Nominal growth rate beyond initial cash flow projections
	Footnote	$m	%	%	$m	%	%
Cash-generating unit
Europe
RBWM		3,508	8.9	3.7	3,446	8.9	3.6
CMB		2,570	9.9	3.6	2,517	9.7	3.8
Global
GB&M	1	4,000	10.6	5.8	n/a	n/a	n/a

1
Subsequent to the 1 July 2016 annual test the CGU for Global Banking and Markets was amended from a regional to a global basis. The first formal impairment test for this CGU was performed as at 1 July 2017.

Disclosure of assumptions for long-duration contracts

	2017		2016
	Hong Kong	France[1]	Hong Kong	France[1]
	%	%	%	%
Weighted average risk-free rate	2.02	1.50	2.09	0.99
Weighted average risk discount rate	6.20	2.20	6.34	1.84
Expense inflation	3.00	1.48	3.00	1.66

1	For 2017, the calculation of France’s PVIF assumes a risk discount rate of 2.20% (2016: 1.84%) plus a risk margin of $80m (2016: $101m).